OTHER RECEIVABLES AND PREPAYMENTS (Tables)	12 Months Ended
Dec. 31, 2019
OTHER RECEIVABLES AND PREPAYMENTS
Schedule of information about other receivables and prepayments

	As of December 31,
	2019	2018
	RMB’000	RMB’000
Prepayments for advertising and legal fee	2,036	4,673
	2,036	4,673